S-K 1603(a) SPAC Sponsor	Aug. 10, 2026 USD ($)
Spac Sponsor Line Items
SPAC Sponsor Name	AfterNext Sponsor I LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Material Roles and Responsibilities [Text Block]

Our current executive officers, directors and director nominees, their ages and positions are as follows:

Name	Age	Position
Zhiyang (Anna) Zhou	39	Chief Executive Officer and Director
Xiushan (Susan) Cao	41	Chief Financial Officer
Kee Hiung (Eric) Wong	43	Director, Chairman of the Board of Directors
James Zhao-Hui Zhang	59	Independent Director Nominee
Kani Chen	59	Independent Director Nominee
Yeow Hwee Yeo (Janus)	47	Independent Director Nominee
Nana Nakauchi	43	Independent Director Nominee

Below is a summary of the business experience of each of our executive officers, directors and director nominees:

Zhiyang (Anna) Zhou. Ms. Zhou is our Chief Executive Officer and director. She has over a decade of experience in the financial services industry, including working on initial public offerings and listings. Ms. Zhou is the founder of AfterNext Capital Management Limited and has served as a managing director since July 2024. She leads the firm’s origination and execution efforts, is responsible for identifying and structuring cross-border investment opportunities, and oversees end-to-end transaction execution across the firm’s platform. Since January 2025, she has been serving as the chief financial officer of Ribbon Acquisition Corp (NASDAQ: RIBB), a blank check company seeking to consummate an initial business combination, where her primary responsibility is project sourcing and execution. From April 2021 to June 2024, Ms. Zhou was the chief financial officer of Chenghe Group Limited and Chenghe Capital Management Limited, where she worked on asset management and financial advisory services. She previously served as the chief financial officer of Chenghe Acquisition Co. (NASDAQ: CHEA) from April 2021 until its business combination with Taiwan Color Optics, Inc. (“TCO”), a Taiwan-based provider of LiDAR and ADB components and solutions, and their newly formed holding company, Semilux International Ltd. (“Semilux”), in February 2024, the chief executive officer and the chief financial officer of Chenghe Acquisition I Co. (NASDAQ: LATG) from October 2023 until its business combination with FST Corp. and Femco Steel Technology Co., Ltd., an innovative golf shaft manufacturer, in January 2025, as well as director and chief executive officer of Chenghe Acquisition II Co. (NASDAQ: CHEB) from January 2024 until June 2024, prior to its business combination. From April 2019 to April 2021, she worked as a senior research associate at Mighty Divine Asset Management, where she was responsible for equity research and portfolio management. Ms. Zhou holds a Bachelor in Mathematics and Computer Science from Universite Rene Descartes and a Master of Science in Mathematics and Statistics in Finance from the Hong Kong University of Science and Technology.

Xiushan (Susan) Cao. Ms. Cao is our Chief Financial Officer. Since November 2017, she has served as Senior Manager of Investment and Financing at Wai Kee Holdings Limited (HKEX:0610) and its subsidiary Road King Infrastructure Limited (HKEX: 1098), where she has led SPAC sponsorship and pre-IPO capital raising initiatives, conducted target company evaluations, and managed investor relations. Her role also includes overseeing subsidiary-level operations and compliance, structuring offshore financing transactions, and coordinating with regulatory authorities and professional advisors in Hong Kong. From October 2016 to November 2017, Ms. Cao was a Marketing Investment Director at Dao Da (Shanghai) Real Estate Marketing Planning Co., Ltd., where she was responsible for conducting feasibility studies, brand development, and operational oversight. Between June 2015 and October 2016, she served as a Senior Manager at Unisplendour Corporation Limited, where she led venture capital, and angel investment projects. Prior to that, from June 2013 to May 2015, Ms. Cao was a Project Manager at Ganglong Holding Group, where she oversaw sales performance, marketing strategy, and project operations, including team supervision and implementation of business plans. From June 2007 to June 2013, Ms. Cao was a Sales Manager at L.Gem Group (HKEX: 00095), where she led frontline sales operations, driving revenue growth through daily performance tracking, customer acquisition, relationship management, and issue resolution. Ms. Cao is a member of The Hong Kong Institute of Chartered Governance, International Chamber of Sustainable Development and The Hong Kong Institute of Environmental, Social, and Governance. Ms. Cao holds a Bachelor in Sales and Marketing Operations from Suzhou University of Science and Technology and a Master in Corporate Governance and Compliance from Hong Kong Metropolitan University. She has also obtained an Executive MBA from Shanghai Advanced Institute of Finance SAIF, Shanghai Jiao Tong University and another master of science in real estate and urban land economics from the University of Wisconsin-Madison. Ms. Cao has also completed the Executive Program of Advanced Finance in the Wharton School.

Kee Hiung (Eric) Wong. Mr. Wong is the Chairman of our board of directors. He has a decade of experience advising on capital markets transactions, mergers and acquisitions, and private equity investments. His transactional experience focuses on initial public offerings in Hong Kong and the United States, with most of these involving companies in the banking and financial services, technology, healthcare, retail and consumer, and real estate sectors. He currently serves as a managing director of AfterNext Capital Management Limited, where he leads the legal and compliance department, a role he has been holding since January 2025. In 2015, Mr. Wong joined Paul Hastings, LLP, a leading U.S.-headquartered international law firm, where he practiced as a corporate lawyer. He was promoted to counsel in 2022 and continued in that role until 2024. During his time at the firm, he advised a broad spectrum of financial institutions, including global and regional investment banks, private equity sponsors, venture capital firms, as well as corporate issuers at varying stages of growth. Mr. Wong holds a Bachelor of Engineering from the University of Birmingham and a Bachelor of Laws from University of Law in United Kingdom (previously known as College of Law). We believe that Mr. Wong is qualified to serve on our board due to his extensive experience in capital markets, mergers and acquisitions, and leadership in legal and compliance matters.

James Zhao-Hui Zhang. Dr. Zhang will become one of our independent directors upon the effectiveness of the registration statement of which this prospectus forms a part. He has significant experience in entrepreneurship and venture capitalist in both the U.S. and greater China. From August 2021 to June 2024, Dr. Zhang was the chief investment officer, technologies and venture capital, of Great Eagle Holdings Limited (HKEX: 00041), a multinational corporation with rich experiences in technology investment, property development, and hotel and property management. Since June 2024, he has been serving as advisor to the chairman of Great Eagle Holdings Limited, providing strategic advice on investment. Dr. Zhang has been an Adjunct Associate Professor of Finance since August 2019 and an Associate Professor of Science Practice since February 2022 at Hong Kong University of Science and Technology, where he teaches venture capital and entrepreneurship. Dr. Zhang has also been an advisor of Venture University and a partner at VU Venture Partners since 2020, where he co-founded the Asian Office based in Hong Kong. Dr. Zhang also serves as co-founder and director of WaterCare Technologies Limited. Dr. Zhang served as director of Base Therapeutics Group Holding Limited, and director of Great Eagle Venture Capital (HK) Limited. Dr. Zhang served as an independent director of Chenghe Acquisition II Co (NASDAQ: CHEB), which consummated its business combination with Polibeli Group Ltd., a B2B e-commerce platform headquartered in Indonesia, between June 2024 and August 2025, and has served as an independent director of Ribbon Acquisition Corp (NASDAQ: RIBB) since January 2025. He was an independent director of Chenghe Acquisition I Co. (NASDAQ: LATG) from October 2023 to January 2025. Dr. Zhang was a venture partner of the GRC Fund from September 2014 to July 2021, co-founder, chief executive officer and director of Modular Bioscience Inc. from March 2018 to December 2021, director of Centrillion Technologies Taiwan from February 2016 to June 2023, founding partner of Formation 8 (currently named 8VC) from 2012 to 2015, venture partner of Softbank China Venture Capital from 2010 to 2012, and entrepreneur in residence at Khosla Ventures from 2009 to 2010. Prior to becoming a venture capitalist, Dr. Zhang was an entrepreneur in Silicon Valley for over ten years, and co-founder of several startup companies. Dr. Zhang received his Ph.D. in Genetics from the University of California, Davis, and has completed post-doctoral and business trainings from Stanford University and Stanford Graduate School of Business, respectively. We believe that Dr. Zhang is qualified to serve on our board due to his significant experience in finance and investment.

Kani Chen. Dr. Chen will become one of our independent directors upon the effectiveness of the registration statement of which this prospectus forms a part. Dr. Chen has extensive fintech experience, leading academic programs and research labs focused on financial technology and mathematics, while contributing significantly to statistical research. Since 1995, Dr. Chen has held various academic positions at the Hong Kong University of Science and Technology (“HKUST”). Since August 2017, he has been the program director of the MSc Program of Financial Mathematics at HKUST; and since October 2018, he has also been the director of the CryptoFinTech Lab of HKUST where he supervises various fintech related projects. From September 2019 to April 2021, he was the co-director of the MSc Program of Financial Technology at HKUST. From September 2017 to August 2020, Dr. Chen served as the co-director of the Program of Risk Management and Business Intelligence at HKUST. Dr. Chen has co-authored over 60 papers on statistics and is currently leading several research projects. Dr. Chen holds a Bachelor of Science and Master of Science from Beijing University and a PhD from Columbia University. Dr. Chen’s extensive knowledge in fintech, statistics and business intelligence make him an ideal fit for our board.

Yeow Hwee Yeo (Janus). Mr. Yeo will become one of our independent directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Yeo has over two decades of investment and fund management experiences. He joined CAP 1 Financial Group in 2013 and currently serves as the group chief executive officer and equity partner, where he identifies and invests into companies which exhibits strong growth potential and with the necessary network and strategic alliances. Prior to that, Mr. Yeo held investment roles at Deutsche Bank AG, DBS Private Bank, and the Canadian Imperial Bank of Commerce (CIBC), where he advised family offices and sovereign wealth funds. He is also a senior accredited director, accredited by the Singapore Institute of Directors, and holds directorships on various investment boards as permissible fund manager. Mr. Yeo holds a Bachelor in Business Administration (Banking and Finance) from the National University of Singapore. We believe Mr. Yeo’s extensive experience in investment and fund management will be valuable for our board.

Nana Nakauchi. Ms. Nakauchi will become one of our independent directors upon the effectiveness of the registration statement of which this prospectus forms a part. She brings 18 years of expertise in corporate strategy, cross-border mergers and acquisitions, and private investment, specializing in guiding Japanese companies’ expansion into Asian markets. Ms. Nakauchi founded BigSmall Co., Ltd. and has been serving as its chief executive officer since December 2021, specializing in financial advisory, investment and consulting. She was also the founder of Total Solution Co., Ltd., a Japan-based business consulting firm, and has been acting as its chief executive officer since 2009. These firms have advised numerous companies on their path to public listing, providing support on strategic planning, market entry, investor introductions, and structuring. Ms. Nakauchi has extensive experience in advising clients on cross-border expansion, strategic partnerships, and mergers and acquisitions across Asia, notably guiding a Japanese food and beverage chain in acquiring a regional hospitality group, supporting a major convenience store operator’s market entry into a key Asian city, and facilitating a financial services partnership between a Japanese credit card company and a leading Asian investment firm. She also actively involves in private investments and supporting local companies in Japan in achieving successful IPOs on the Tokyo Stock Exchange, and NASDAQ. She holds a Bachelor of Arts in Economics from Boston College. We believe that Ms. Nakauchi is qualified to serve on our board due to her extensive experience in corporate strategy, cross-border mergers and acquisitions, and advising on Asian market expansions and IPOs.

Advisor

We may seek guidance and advice from the following advisor. We have no formal arrangement or agreement with this advisor to provide services to us and he has no fiduciary obligation to present business opportunities to us. This special advisor will provide advice, introductions to potential targets, and assistance to us, at our request, only if he is able to do so. Nevertheless, we believe with his business background and extensive contacts, he will be helpful to our search for a target business and our consummation of a business combination.

Wei Pao William Zen. Mr. Zen has over 55 years of experience in civil engineering industry. He is the former chairman of Wai Kee Holdings Limited (HKEX: 0610) and had been with the group since 1971, where he was responsible for the overall strategic planning and corporate marketing and development of the group and oversees the operations of the group’s highway and expressway, property development and bio-technology divisions. He recently stepped down from its board after more than five decades of leadership and service. Mr. Zen also founded Road King Infrastructure Limited (HKEX: 1098) in 1994 and was its co-chairman until 2021. He holds a Bachelor of Science from The Chinese University of Hong Kong and a Master of Business Administration from Asia International Open University (Macau). He also attended Executive Education Program at Harvard University. He is a member of both the Hong Kong Institution of Engineers and the Institute of Quarrying, UK. We believe Mr. Zen’s half-century of leadership in listed companies, capital markets transactions, and cross-industry expansion makes him a highly valuable advisor to us, as his governance expertise, strategic judgment, and regional network enhance our credibility and ability to execute a successful business combination.

Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.
Price Paid or to be Paid for Securities, Total Amount	$ 10,000